Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2020
Vessels, Port Terminals and other fixed assets
Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,809,195	$(532,681)	$1,276,514
Additions	2,209	(32,287)	(30,078)
Impairment losses	(67,511)	47,958	(19,553)
Vessel disposals	(23,078)	—	(23,078)
Write offs	(549)	77	(472)
Vessel acquisitions	96,678	(1,014)	95,664
Balance June 30, 2020	$1,816,944	$(517,947)	$1,298,997